UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/Anthony M. Gallo, Jr.       Garden City, NY        November 3, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:       $151,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                               TITLE                     VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER               OF CLASS     CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

ANNTAYLOR STORES CORP        COM         036115103    $5,752       246,800   SH             SOLE               245,800
APPLEBEES INTL INC           COM         037899101    $3,792       150,000   SH             SOLE               150,000
AVON PRODS INC               COM         054303102    $7,644       175,000   SH             SOLE               175,000
BANK OF AMERICA CORPORATION  COM         060505104    $6,500       150,002   SH             SOLE               150,002
BED BATH & BEYOND Inc        COM         075896100    $6,494       175,000   SH             SOLE               175,000
CBRL GROUP INC               COM         12489V106    $5,412       150,000   SH             SOLE               150,000
C D W CORP                   COM         12512N105    $2,902        50,000   SH             SOLE                50,000
CHARMING SHOPPES INC         COM         161133103    $2,492       350,000   SH             SOLE               350,000
CVS CORP                     COM         126650100    $5,056       120,000   SH             SOLE               120,000
FOOT LOCKER INC              COM         344849104    $6,518       275,000   SH             SOLE               275,000
GENERAL ELEC CO              COM         369604103    $5,037       150,000   SH             SOLE               150,000
HILTON HOTELS CORP           COM         432848109    $3,485       185,000   SH             SOLE               185,000
HOME DEPOT INC               COM         437076102    $4,038       103,000   SH             SOLE               103,000
JPMORGAN CHASE & Co          COM         46625H100    $5,960       150,000   SH             SOLE               150,000
LIONS GATE ENTMNT CORP       COM NEW     535919203      $653        75,000   SH             SOLE                75,000
MANDALAY RESORT GROUP        COM         562567107    $1,751        26,500   SH             SOLE                25,500
MGM MIRAGE                   COM         552953101    $4,965       100,000   SH             SOLE               100,000
PANERA BREAD                 CL A        69840W108    $2,816        75,000   SH             SOLE                75,000
PEPSICO INC                  COM         713448108    $4,865       100,000   SH             SOLE               100,000
PLAYTEX PRODS INC            COM         72813P100    $2,205       350,000   SH             SOLE               350,000
PROCTOR & GAMBLE CO          COM         742718109    $5,412       100,000   SH             SOLE               100,000
RADIO ONE INC                CLD NON VTG 75040P405    $5,064       355,900   SH             SOLE               355,900
RADIOSHACK CORP              COM         750438103   $10,024       356,000   SH             SOLE               350,000
REVLON INC                   CL A        761525500    $1,386       550,000   SH             SOLE               550,000
SHUFFLE MASTER INC           COM         825549108    $2,810        75,000   SH             SOLE                75,000
SOVEREIGN BANCORP INC        COM         845905108    $4,364       200,000   SH             SOLE               200,000
SPANISH BROADCASTING SYS INC CL A        846425882    $3,786       385,800   SH             SOLE               384,800
STAPLES INC                  COM         855030102    $7,455       250,000   SH             SOLE               250,000
TIME WARNER INC              COM         887317105    $4,842       300,000   SH             SOLE               300,000
TOYS R US INC                COM         892335100    $5,766       325,000   SH             SOLE               325,000
UNITEDGLOBAL COM             CL A        913247508    $2,241       300,000   SH             SOLE               300,000
WAL MART STORES INC          COM         931142103    $7,980       150,000   SH             SOLE               150,000
XM SATELLITE RADIO HLDGS INC CL A        983759101    $1,861        60,000   SH             SOLE                60,000


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